PROPERTY AND EQUIPMENT, NET - Property and equipment pledged to secure banking borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Assets	¥ 32,357,042	$ 4,432,897	¥ 30,385,903
Asset pledged as collateral
PROPERTY AND EQUIPMENT, NET
Assets	832,153		845,897
Property | Asset pledged as collateral
PROPERTY AND EQUIPMENT, NET
Assets	445,345		155,239
Leasehold improvements | Asset pledged as collateral
PROPERTY AND EQUIPMENT, NET
Assets	128,031		246,662
Data center equipment | Asset pledged as collateral
PROPERTY AND EQUIPMENT, NET
Assets	258,306		442,167
Office equipment | Asset pledged as collateral
PROPERTY AND EQUIPMENT, NET
Assets	¥ 471		¥ 1,829